Note 10 - Subsequent Events	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Subsequent Events [Text Block]

10.         Subsequent Events

Reverse Stock Split. On January 9, 2026, we filed an amendment to our certificate of incorporation with the Delaware Secretary of State to effect a one-for-twenty-five reverse split of our common stock and our common stock began trading on the split-adjusted basis on January 12, 2026. The roundup of fractional shares associated with the reverse stock split resulted in the issuance of an additional 65,547 shares of common stock.

Common Stock Transactions. During January 2026 we sold 23,882 shares of our common stock through the ATM Program for net proceeds of approximately $71,174.

On February 17, 2026, we closed a registered direct offering resulting in the issuance of 432,902 shares of common stock and in a concurrent private placement, we issued common warrants to the purchasers to purchase up to 865,804 shares of common stock at an initial exercise price of $2.31 per share. Net proceeds after deducting placement agent fees and other offering expenses were approximately $885,000.

On March 11, 2026, we issued 3,334 shares of our common stock upon the exercise of stock purchase warrants for net proceeds of approximately $4,800.

On March 31, 2026, entered into warrant exercise inducement letters with the holders of certain existing warrants to purchase up to 793,390 shares of our common stock (at exercise prices ranging from $1.4103 to $32.75 per share), whereby the holders agreed to exercise an aggregate of 634,658 of the warrants at a reduced exercise price of $1.36 per share in consideration for our agreement to issue new warrants to purchase 1,269,316 shares of common stock at an exercise price of $1.36 per share. Upon exercise of their existing warrants, at the holder’s direction we issued to them an aggregate of 560,658 shares of common stock and held 74,000 shares in abeyance. We agreed that the holders shall have the option to exercise the remaining balance of the existing warrants for additional shares of common stock of the Company based on the terms of the inducement letters within 15 days from the closing date. Net proceeds to us after deducting placement agent commissions and other offering expenses were approximately $763,000.